Debt - Summary of debt (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total debt outstanding	$ 346,324	$ 325,389	$ 314,113
Less: Unamortized debt issuance costs	(3,414)	(3,823)	(6,639)
Total debt, net	342,910	321,566	307,474
Portion due within one year	41,539	34,211	0
Total long-term debt, net	301,371	287,355	307,474
Term B Facility
Debt Instrument [Line Items]
Total debt outstanding	271,562	271,562	281,563
Term Loan Facility
Debt Instrument [Line Items]
Paid-In-Kind Interest	38,394	31,480
Revolving Credit Facility
Debt Instrument [Line Items]
Paid-In-Kind Interest	3,145	2,731
Total debt outstanding	29,104	15,000	30,000
Union Revolving Credit Facility
Debt Instrument [Line Items]
Total debt outstanding	$ 4,119	$ 4,616	$ 2,550